Consolidated Statements of Operations Information - Inventories as costs of goods sold (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Operations Information
Net assets (liabilities) in excess of considerations received		$ 331	$ (485)
Reclassification adjustment for the exchange differences upon dispositions of subsidiaries		215	(1,758)
Loss (gain) on dispositions of subsidiaries, net (see Note 28)		546	(2,243)
Inventories as costs of goods sold (including depreciation expenses allocated to costs of goods sold)	$ 3,488	$ 5,041	$ 72,414